DISCONTINUED OPERATIONS (Details Narrative) - DenseLight [Member] - USD ($)						12 Months Ended
	Jul. 03, 2020	Jun. 29, 2020	Mar. 30, 2020	Feb. 14, 2020	Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary, sold					100.00%
Cash flows from losing control of subsidiaries or other businesses					$ 26,000,000
Gain on sale of subsidiary					8,707,280
Disposal of major subsidiary [member]
IfrsStatementLineItems [Line Items]
Cash flows from losing control of subsidiaries or other businesses	$ 1,000,000	$ 1,500,000	$ 8,250,000	$ 4,750,000	$ 8,000,000		$ 2,000,000
Credit loss							$ 2,500,000